Financial assets measured at amortized cost from virtual bank (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Financial assets measured at amortized cost from virtual bank
Loans and advances to customers	¥ 44	¥ 13,575
Less: expected credit loss provision		(190)
Financial assets measured at amortized cost, Gross	44	13,385
Loans and advances to customers		(674)
Financial assets measured at amortized cost, Current	¥ 44	¥ 12,711